Discontinued operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Note 3. Discontinued operations
As discussed in Note 1, in December 2019, Cyxtera
spun-off
the entirety of the Company’s former Cybersecurity business to SIS. The transaction was consummated to segregate the Colocation and the Cybersecurity businesses into individual reporting entities. The Company’s Colocation and Cybersecurity businesses each constituted a segment prior to the transaction.
Cyxtera Management Inc. master services agreement fee
In connection with the Colocation Acquisition and the Cybersecurity Acquisitions, SIS and all its subsidiaries and controlled affiliates (collectively the “Company Group”) entered into an Intercompany Master Services Agreement with Cyxtera Management, Inc., a direct wholly owned subsidiary of Cyxtera (the “Management Company”). Under the Intercompany Master Services Agreement, the Management Company agreed to provide certain services to the Company Group including financial, accounting, administrative and other services from time to time. For the years ended December 31, 2019 and 2018, 23% and 19%, respectively, of the fees under the Intercompany Master Services were allocated to the Cybersecurity business and the remaining 77% and 81%, respectively, to the other subsidiaries of SIS. Fees under the Intercompany Master
Services Agreement totaled $25.3 million and $16.3 million, respectively, for the years ended December 31, 2019 and 2018, including $1.3 million related to equity-based compensation costs during the year ended December 31, 2019 (none in 2018).
Cyxtera Management Inc. transition services agreement
Upon the consummation of the Cybersecurity
Spin-Off,
the Company, Appgate and the Management Company entered into a transition services agreement (the “Transition Services Agreement”), pursuant to which the Management Company provides certain transition services to Appgate and Appgate provides certain transition services to Cyxtera. The Transition Services Agreement provided for a term that commenced on January 1, 2020 and substantially ended on December 31, 2020. During the year ended December 31, 2020, the Company charged $3.9 million to Appgate for services rendered under the Transition Services Agreement (net of service fees provided to Cyxtera and its subsidiaries by Appgate). Income from the Transition Services Agreement is included in other expenses, net in the consolidated statement of operations for the year ended December 31, 2020.
Promissory Notes
On March 31, 2019, Appgate issued promissory notes to each of the Company and the Management Company (together, the “Promissory Notes”) evidencing certain funds borrowed by Appgate from each of the Company and the Management Company as well as potential future borrowings. The Promissory Notes had a combined initial aggregate principal amount of $95.2 million and provided for additional borrowings during the term of the Promissory Notes for additional amounts not to exceed approximately $52.5 million in the aggregate (approximately $147.7 million including the initial aggregate principal amount). Interest accrued on the unpaid principal balance of the Promissory Notes at a rate per annum equal to 3%; provided, that with respect to any day during the period from the date of the Promissory Notes through December 31, 2019, interest was calculated assuming that the unpaid principal balance of the Promissory Notes on such day is the unpaid principal amount of the notes on the last calendar day of the quarter in which such day occurs. Interest was payable upon the maturity date of the notes. Each of the Promissory Notes had an initial maturity date of March 30, 2020 and was extended through March 30, 2021 by amendments entered into effective as of March 30, 2020.
As of December 31, 2019, the Company had a receivable related to the Promissory Notes of $127.7 million. As of December 31, 2019, the Company assessed collectability of this balance and reserved the entire amount of $127.7 million. The allowance is presented as impairment of notes receivable from affiliate in the consolidated statement of operations for the year ended December 31, 2019. During 2020, the Company advanced an additional $19.4 million and recorded provision for loan losses in the same amount. As discussed in Note 21, on February 8, 2021, the Company received a partial repayment on the then accumulated principal and interest under the Promissory Notes and issued a payoff letter to Appgate extinguishing the balance remaining unpaid following such repayment. Accordingly, for the year ended December 31, 2020, the Company recorded a reversal of previously established allowance of $117.1 million. The activity in the allowance for loan losses on the Promissory Notes during the year ended December 31, 2020 was as follows (in millions):

2020
Beginning balance	$127.7
Provision for loan losses	19.4
Reversal of allowance	(117.1)

Net reversal of allowance for loan losses	(97.7)

Ending balance	$30.0

The major items constituting pretax loss of discontinued operations for the years ended December 31, 2019 and 2018 is presented below (in millions):

	2019	2018
Revenues	$43.9	$35.8

Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	18.9	16.8
Selling, general and administrative expenses	68.6	58.5
Depreciation and amortization	17.9	17.2
Loss on impairment of assets	170.0	—

Total operating costs and expenses	275.4	92.5

Loss from operations	(231.5)	(56.7)
Interest expense, net	(2.8)	0.2
Other operating expenses, net	(0.6)	(0.3)

Loss before income taxes	(234.9)	(56.8)
Income tax benefit	15.7	10.4

Loss from discontinued operations, net of tax	$(219.2)	$(46.4)

During the year ended December 31, 2019, the Company recorded a total goodwill impairment loss of $170 million included in loss on impairment of assets above related to goodwill that was recognized in connection with the Cybersecurity Acquisitions. The impairment charges were attributed to the differences between the sales performance of the business as compared to the sales assumptions contained in the models previously used to value the intangible assets recognized in the Cybersecurity Acquisitions. The softer long-term outlook resulted in a lower valuation for the segment. As a result of the 2019 impairment test, the goodwill balance recognized in connection with the Cybersecurity Acquisitions was impaired. There were no such impairments for the Cybersecurity segment during the year ended December 31, 2018.
The effective tax rate on discontinued operations for the years ended December 31, 2019 and 2018 was 6.7% and 18.3%, respectively. An income tax reconciliation between the U.S. statutory tax rate of 21% for each of the years ended December 31, 2019 and 2018 and the effective tax rate on discontinued operations is as follows:

	2019	2018
Income tax at U.S. federal statutory income tax rate	$49.3	$11.9
Goodwill impairment	(35.7)	—
State and local taxes, net of federal income tax benefit	4.0	0.4
Valuation allowance	(2.2)	1.4
Equity-based compensation	(1.3)	(1.2)
Earnings of foreign subsidiaries	(0.6)	(0.4)
Tax Act reform	0.7	(0.4)
Withholding taxes	(0.6)	(0.9)
NOL adjustment	—	0.2
Other	2.1	(0.6)

Total income tax benefit on discontinued operations	$15.7	$10.4